Business combinations, acquisitions and non-controlling interest	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Business combinations, acquisitions and non-controlling interest
12. Business combinations, acquisitions and non-controlling interest
a)
The following is a description of the major acquisitions of investments in associates and subsidiaries during the years ended December 31, 2020 and 2021:
Acquisitions 2020
a) During 2020, the Company acquired through its subsidiaries, other entities for which it paid Ps.

152,896, net of acquired cash.
b) The Company acquired an additional non-controlling interest in its entities for an amount of Ps.

1,104,662.
c) In December 2020, the offer submitted by our Brazilian subsidiary, Claro, jointly with Telefónica Brasil, S.A. and TIM, S.A. for the acquisition of the mobile business owned by Oi Group was accepted. The offer is in the amount of R$16.5 billion, of which Claro will pay 22%. In consideration of such amount, Claro will receive 32% of Oi Group’s mobile business customer base and approximately 4.7 thousand mobile access sites. The closing of the transaction is subject to customary conditions including regulatory approvals from Anatel and Conselho Administrativo de Defesa Econômica, CADE.
Acquisitions 2021
a) The Company acquired an additional non-controlling interest in its entities for an amount of Ps.7,720

Consolidated subsidiaries with non-controlling interests
The Company has control over Telekom Austria, which has a material non-controlling interest. Set out below is summarized information as of December 31, 2020 and 2021 of TKA’s consolidated financial statements.
The amounts disclosed for this subsidiary are before inter-company eliminations and using the same accounting policies of América Móvil.
Selected financial data from the consolidated statements of financial position

	December 31,
	2020		2021
Assets:
Current assets	Ps .	32,775,046	Ps.	39,781,192
Non-current assets		150,747,947		142,407,870

Total assets	Ps.	183,522,993	Ps.	182,189,062

Liabilities and equity:
Current liabilities	Ps.	49,942,415	Ps.	68,795,807
Non-current liabilities		82,293,652		58,312,238

Total liabilities		132,236,067		127,108,045
Equity attributable to equity holders of the parent		26,129,649		28,066,198
Non-controlling interest		25,157,277		27,014,819

Total equity	Ps.	51,286,926	Ps.	55,081,017

Total liabilities and equity	Ps.	183,522,993	Ps.	182,189,062

Summarized consolidated statements of comprehensive income

	For the year ended December 31,
	2019		2020		2021
Operating revenues	Ps.	98,420,289	Ps.	111,472,191	Ps.	113,838,487
Operating costs and expenses		89,732,428		98,312,325		98,346,896

Operating income	Ps.	8,687,861	Ps.	13,159,866	Ps.	15,491,591

Net income	Ps.	5,051,145	Ps.	7,787,388	Ps.	9,104,962

Total comprehensive income	Ps.	1,466,783	Ps.	12,103,406	Ps.	7,790,499

Net income attributable to:
Equity holders of the parent	Ps.	2,565,733	Ps.	3,986,412	Ps.	4,629,816
Non-controlling interest		2,485,412		3,800,976		4,475,146

	Ps.	5,051,145	Ps.	7,787,388	Ps.	9,104,962

Comprehensive income attributable to:
Equity holders of the parent	Ps.	748,059	Ps.	6,172,737	Ps.	3,973,154
Non-controlling interest		718,724		5,930,669		3,817,345

	Ps.	1,466,783	Ps.	12,103,406	Ps.	7,790,499